Net Loss Attributable to Common Shareholders - Schedule of basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	$ (375,108)	$ (29,175)	$ (1,638)
Weighted-average common shares outstanding, basic (in shares)	102,114,949	34,293,271	32,136,203
Weighted-average common shares outstanding, diluted (in shares)	102,114,949	34,293,271	32,136,203
Basic loss per share (in dollars per share)	$ (3.67)	$ (0.85)	$ (0.05)
Diluted loss per share (in dollars per share)	$ (3.67)	$ (0.85)	$ (0.05)